COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
LITIGATION AND CLAIMS
Operating lease right-of-use assets	$ 321	$ 372	$ 453
Operating lease liabilities	343
Operating lease right-of-use assets	$ 321	372	$ 453
Total lease liabilities		$ 392